Segment reporting (Tables)	6 Months Ended
Jun. 30, 2019
Segment reporting
Schedule of segment reporting

	Three months ended June 30,
	2019		2018(1) (2)
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	2,129	2,921	1,883	3,379

Gross profit	531	995	474	1,378
Gross profit margin	24.9%	34.1%	25.2%	40.8%

	Six months ended June 30,
	2019		2018(1) (2)
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	4,544	6,071	3,258	7,056

Gross profit	1,360	2,079	854	3,129
Gross profit margin	29.9%	34.2%	26.2%	44.3%

(1)The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.

(2)Certain comparative figures for the three-month period and six-month periods ended June 30, 2018 were restated for immaterial errors. For further information, see Note 9 of the Q3-2018 condensed consolidated interim financial statements.